HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details)	Dec. 31, 2004
Canadiana Gold Resources Limited [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Goldenrae Mining Company Limited [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Equity Method Investment, Ownership Percentage	90.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%